Financial instruments included in the statement of financial position and impact on income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	37,816	—	37,816	26,235
Current financial liabilities	8,204	—	8,204	8,204
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,502	—	52,502	40,921
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of details of financial liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2022	2021
Lease liabilities – Short term	962	1,126
Repayable BPI loan advances - Short term	500	800
PGE Loans*	2,632	1,086
EIB Loan – Short term	467	5,192
Total current financial liabilities	4,560	8,204
Lease liabilities – Long term	4,568	5,393
Repayable BPI loan advances – Long term	2,258	2,259
PGE Loans*	6,495	8,982
EIB loan – Long term	35,287	21,182
Total non-current financial liabilities	48,608	37,816
Total financial liabilities	53,169	46,020
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	37,816	—	37,816	26,235
Current financial liabilities	8,204	—	8,204	8,204
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,502	—	52,502	40,921
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of effect of changes in exchange rates
The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2022 and December 31, 2021.

	For the year ended December 31, 2022
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	48	(48)	(45)	45
Total	48	(48)	(45)	45

	For the year ended December 31, 2021
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	45	(45)	87	(87)
Total	45	(45)	87	(87)